Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]
11.	Goodwill:

 A continuity of goodwill is as follows:

	December 31, 2014	December 31, 2013
Balance, beginning of period:	$41,500	$56,879
Acquisition of Prins (note 4(a))	3,221	—
Acquisition of BAF (note 4(b))	—	18,542
Impairment losses	(18,543)	(34,964)
Impact of foreign exchange changes	(2,826)	1,043
Balance, end of period	$23,352	$41,500

An assessment of the carrying value of goodwill was conducted as of November 30, 2014. Based on the Company’s assessment, it was determined that the carrying amount of goodwill exceeded the implied fair value of goodwill by $18,543 in the US reporting unit, which is within the Westport Operations segment for the year ended December 31, 2014. The goodwill impairment charge was driven by the significant decline in the price of oil and a significant loss of revenue from the lower than expected adoption rate of natural gas vehicles.

The remaining goodwill of $23,352 relates to the Italian reporting unit, which is within the Westport Operations' segment. The fair value of the Italian reporting unit exceeded the carrying amount of goodwill.

For the year ended December 31, 2013 an assessment of the carrying value of goodwill was conducted as of November 30, 2013.  Based on the Company’s assessment, it was determined that the carrying amount of goodwill exceeded the implied fair value of goodwill by $34,964.  A goodwill impairment loss of $34,964 was recorded in the Italian and US reporting unit for the year ended December 31, 2013. The goodwill impairment charge was driven by the adverse economic climate in Europe and other geographic markets, lower than anticipated revenues and lower than expected adoption rates of natural gas vehicles.

For 2013 and 2014, the fair value of the reporting units was determined using the present value of expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are in part based upon historical experience, financial forecasts and industry trends and conditions.